Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.74	$ 0.80	$ 1.75
Interim dividend, Per share	0.50	0.72	0.90
Dividends paid during the period, Per share	$ 1.24	$ 1.52	$ 2.65
Prior year final dividend, Total	$ 3,749	$ 4,065	$ 8,858
Interim dividend, Total	2,537	3,647	4,562
Dividends paid during the period, Total	$ 6,286	$ 7,712	$ 13,420